Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Document Period End Date	May 31, 2024
C000038303 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MEPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in the tax-backed sector outpaced the Pennsylvania Customized Reference Benchmark (the "benchmark"). The Fund’s out-of-benchmark allocation to Puerto Rico general obligation and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. Positions in high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, were also beneficial.
What detracted from performance?
A strategic underweight in Pennsylvania Turnpike bonds, which have an outsized allocation in the benchmark, hurt results. Holdings in the housing sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.17%	0.08%	1.86%
Investor A Shares (with sales charge)	(1.21)	(0.79)	1.42
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Pennsylvania Customized Reference Benchmark	3.23	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,637,974
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,432,616
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,637,974
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,432,616
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Health	21.6%
Transportation	18.0
County/City/Special District/School District	17.1
Education	16.1
Corporate	7.8
Housing	6.9
Utilities	6.3
State	3.6
Tobacco	2.6
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AA/Aa	42.9%
A	31.1
BBB/Baa	8.7
BB/Ba	3.3
B	0.7
N/R(d)	13.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038305 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$156	1.54%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in the tax-backed sector outpaced the Pennsylvania Customized Reference Benchmark (the "benchmark"). The Fund’s out-of-benchmark allocation to Puerto Rico general obligation and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. Positions in high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, were also beneficial.
What detracted from performance?
A strategic underweight in Pennsylvania Turnpike bonds, which have an outsized allocation in the benchmark, hurt results. Holdings in the housing sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.29%	(0.70)%	1.26%
Investor C Shares (with sales charge)	1.29	(0.70)	1.26
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Pennsylvania Customized Reference Benchmark	3.23	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,637,974
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,432,616
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,637,974
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,432,616
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Health	21.6%
Transportation	18.0
County/City/Special District/School District	17.1
Education	16.1
Corporate	7.8
Housing	6.9
Utilities	6.3
State	3.6
Tobacco	2.6
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AA/Aa	42.9%
A	31.1
BBB/Baa	8.7
BB/Ba	3.3
B	0.7
N/R(d)	13.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in the tax-backed sector outpaced the Pennsylvania Customized Reference Benchmark (the "benchmark"). The Fund’s out-of-benchmark allocation to Puerto Rico general obligation and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. Positions in high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, were also beneficial.
What detracted from performance?
A strategic underweight in Pennsylvania Turnpike bonds, which have an outsized allocation in the benchmark, hurt results. Holdings in the housing sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.32%	0.30%	2.10%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Pennsylvania Customized Reference Benchmark	3.23	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,637,974
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,432,616
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,637,974
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,432,616
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Health	21.6%
Transportation	18.0
County/City/Special District/School District	17.1
Education	16.1
Corporate	7.8
Housing	6.9
Utilities	6.3
State	3.6
Tobacco	2.6
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AA/Aa	42.9%
A	31.1
BBB/Baa	8.7
BB/Ba	3.3
B	0.7
N/R(d)	13.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038247 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor C Shares
Trading Symbol	MFNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$154	1.52%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  New Jersey state-specific issuance has trailed historical norms for two consecutive years as increased revenues, prudent expenditure management, and federal stimulus has led to a reduced need to finance deficits. The lower level of supply contributed to a tightening of credit spreads, benefiting market performance.
What contributed to performance?
The Fund’s holdings in the tax-backed sector outpaced the New Jersey Customized Reference Benchmark (the "benchmark"). Out-of-benchmark positions in Puerto Rico, general obligation, and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. An allocation to high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, also helped results. At the sector level, overweights in corporate-backed, education, and healthcare issues contributed. An overweight in bonds with maturities from 15 years to 30 years aided relative performance, as well. An overweight in low-coupon bonds with positive convexity, together with an underweight in standard 5% coupon bonds, was a further contributor. (A bond with positive convexity outperforms when rates fall.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
A strategic underweight in New Jersey Transportation bonds, which had an outsized allocation in the benchmark, hurt results. An underweight in the tobacco sector also detracted, as did underweights in bonds rated B and BB.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.43%	0.03%	1.70%
Investor C Shares (with sales charge)	1.44	0.03	1.70
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Jersey Customized Reference Benchmark	3.18	1.70	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,343,237
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,073,870
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,343,237
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$1,073,870
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Transportation	30.3%
Education	15.9
State	15.0
Health	12.0
County/City/Special District/School District	12.0
Corporate	7.1
Housing	3.5
Utilities	2.8
Tobacco	1.4
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	0.8%
AA/Aa	42.5
A	44.4
BBB/Baa	5.6
BB/Ba	0.7
N/R(d)	6.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038245 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A Shares
Trading Symbol	MENJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  New Jersey state-specific issuance has trailed historical norms for two consecutive years as increased revenues, prudent expenditure management, and federal stimulus has led to a reduced need to finance deficits. The lower level of supply contributed to a tightening of credit spreads, benefiting market performance.
What contributed to performance?
The Fund’s holdings in the tax-backed sector outpaced the New Jersey Customized Reference Benchmark (the "benchmark"). Out-of-benchmark positions in Puerto Rico, general obligation, and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. An allocation to high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, also helped results. At the sector level, overweights in corporate-backed, education, and healthcare issues contributed. An overweight in bonds with maturities from 15 years to 30 years aided relative performance, as well. An overweight in low-coupon bonds with positive convexity, together with an underweight in standard 5% coupon bonds, was a further contributor. (A bond with positive convexity outperforms when rates fall.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
A strategic underweight in New Jersey Transportation bonds, which had an outsized allocation in the benchmark, hurt results. An underweight in the tobacco sector also detracted, as did underweights in bonds rated B and BB.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.21%	0.79%	2.31%
Investor A Shares (with sales charge)	(1.18)	(0.08)	1.86
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Jersey Customized Reference Benchmark	3.18	1.70	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,343,237
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,073,870
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,343,237
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$1,073,870
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Transportation	30.3%
Education	15.9
State	15.0
Health	12.0
County/City/Special District/School District	12.0
Corporate	7.1
Housing	3.5
Utilities	2.8
Tobacco	1.4
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	0.8%
AA/Aa	42.5
A	44.4
BBB/Baa	5.6
BB/Ba	0.7
N/R(d)	6.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038248 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  New Jersey state-specific issuance has trailed historical norms for two consecutive years as increased revenues, prudent expenditure management, and federal stimulus has led to a reduced need to finance deficits. The lower level of supply contributed to a tightening of credit spreads, benefiting market performance.
What contributed to performance?
The Fund’s holdings in the tax-backed sector outpaced the New Jersey Customized Reference Benchmark (the "benchmark"). Out-of-benchmark positions in Puerto Rico, general obligation, and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. An allocation to high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, also helped results. At the sector level, overweights in corporate-backed, education, and healthcare issues contributed. An overweight in bonds with maturities from 15 years to 30 years aided relative performance, as well. An overweight in low-coupon bonds with positive convexity, together with an underweight in standard 5% coupon bonds, was a further contributor. (A bond with positive convexity outperforms when rates fall.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
A strategic underweight in New Jersey Transportation bonds, which had an outsized allocation in the benchmark, hurt results. An underweight in the tobacco sector also detracted, as did underweights in bonds rated B and BB.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	3.20%	0.78%	2.31%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Jersey Customized Reference Benchmark	3.18	1.70	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,343,237
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,073,870
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,343,237
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$1,073,870
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Transportation	30.3%
Education	15.9
State	15.0
Health	12.0
County/City/Special District/School District	12.0
Corporate	7.1
Housing	3.5
Utilities	2.8
Tobacco	1.4
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	0.8%
AA/Aa	42.5
A	44.4
BBB/Baa	5.6
BB/Ba	0.7
N/R(d)	6.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000199769 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  New Jersey state-specific issuance has trailed historical norms for two consecutive years as increased revenues, prudent expenditure management, and federal stimulus has led to a reduced need to finance deficits. The lower level of supply contributed to a tightening of credit spreads, benefiting market performance.
What contributed to performance?
The Fund’s holdings in the tax-backed sector outpaced the New Jersey Customized Reference Benchmark (the "benchmark"). Out-of-benchmark positions in Puerto Rico, general obligation, and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. An allocation to high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, also helped results. At the sector level, overweights in corporate-backed, education, and healthcare issues contributed. An overweight in bonds with maturities from 15 years to 30 years aided relative performance, as well. An overweight in low-coupon bonds with positive convexity, together with an underweight in standard 5% coupon bonds, was a further contributor. (A bond with positive convexity outperforms when rates fall.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
A strategic underweight in New Jersey Transportation bonds, which had an outsized allocation in the benchmark, hurt results. An underweight in the tobacco sector also detracted, as did underweights in bonds rated B and BB.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.51%	1.08%	2.56%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Jersey Customized Reference Benchmark	3.18	1.70	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,343,237
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,073,870
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,343,237
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$1,073,870
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Transportation	30.3%
Education	15.9
State	15.0
Health	12.0
County/City/Special District/School District	12.0
Corporate	7.1
Housing	3.5
Utilities	2.8
Tobacco	1.4
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	0.8%
AA/Aa	42.5
A	44.4
BBB/Baa	5.6
BB/Ba	0.7
N/R(d)	6.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000199770 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Class K Shares
Trading Symbol	MKPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in the tax-backed sector outpaced the Pennsylvania Customized Reference Benchmark (the "benchmark"). The Fund’s out-of-benchmark allocation to Puerto Rico general obligation and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. Positions in high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, were also beneficial.
What detracted from performance?
A strategic underweight in Pennsylvania Turnpike bonds, which have an outsized allocation in the benchmark, hurt results. Holdings in the housing sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.37%	0.37%	2.13%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Pennsylvania Customized Reference Benchmark	3.23	1.01	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,637,974
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,432,616
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,637,974
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,432,616
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Health	21.6%
Transportation	18.0
County/City/Special District/School District	17.1
Education	16.1
Corporate	7.8
Housing	6.9
Utilities	6.3
State	3.6
Tobacco	2.6
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AA/Aa	42.9%
A	31.1
BBB/Baa	8.7
BB/Ba	3.3
B	0.7
N/R(d)	13.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011312 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Institutional Shares
Trading Symbol	MANJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  New Jersey state-specific issuance has trailed historical norms for two consecutive years as increased revenues, prudent expenditure management, and federal stimulus has led to a reduced need to finance deficits. The lower level of supply contributed to a tightening of credit spreads, benefiting market performance.
What contributed to performance?
The Fund’s holdings in the tax-backed sector outpaced the New Jersey Customized Reference Benchmark (the "benchmark"). Out-of-benchmark positions in Puerto Rico, general obligation, and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. An allocation to high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, also helped results. At the sector level, overweights in corporate-backed, education, and healthcare issues contributed. An overweight in bonds with maturities from 15 years to 30 years aided relative performance, as well. An overweight in low-coupon bonds with positive convexity, together with an underweight in standard 5% coupon bonds, was a further contributor. (A bond with positive convexity outperforms when rates fall.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
A strategic underweight in New Jersey Transportation bonds, which had an outsized allocation in the benchmark, hurt results. An underweight in the tobacco sector also detracted, as did underweights in bonds rated B and BB.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.46%	1.03%	2.53%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Jersey Customized Reference Benchmark	3.18	1.70	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,343,237
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,073,870
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,343,237
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$1,073,870
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Transportation	30.3%
Education	15.9
State	15.0
Health	12.0
County/City/Special District/School District	12.0
Corporate	7.1
Housing	3.5
Utilities	2.8
Tobacco	1.4
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	0.8%
AA/Aa	42.5
A	44.4
BBB/Baa	5.6
BB/Ba	0.7
N/R(d)	6.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011309 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New Jersey Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New Jersey Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  New Jersey state-specific issuance has trailed historical norms for two consecutive years as increased revenues, prudent expenditure management, and federal stimulus has led to a reduced need to finance deficits. The lower level of supply contributed to a tightening of credit spreads, benefiting market performance.
What contributed to performance?
The Fund’s holdings in the tax-backed sector outpaced the New Jersey Customized Reference Benchmark (the "benchmark"). Out-of-benchmark positions in Puerto Rico, general obligation, and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. An allocation to high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, also helped results. At the sector level, overweights in corporate-backed, education, and healthcare issues contributed. An overweight in bonds with maturities from 15 years to 30 years aided relative performance, as well. An overweight in low-coupon bonds with positive convexity, together with an underweight in standard 5% coupon bonds, was a further contributor. (A bond with positive convexity outperforms when rates fall.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
A strategic underweight in New Jersey Transportation bonds, which had an outsized allocation in the benchmark, hurt results. An underweight in the tobacco sector also detracted, as did underweights in bonds rated B and BB.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	3.26%	0.94%	2.46%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
New Jersey Customized Reference Benchmark	3.18	1.70	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 293,343,237
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 1,073,870
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$293,343,237
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$1,073,870
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Transportation	30.3%
Education	15.9
State	15.0
Health	12.0
County/City/Special District/School District	12.0
Corporate	7.1
Housing	3.5
Utilities	2.8
Tobacco	1.4
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AAA/Aaa	0.8%
AA/Aa	42.5
A	44.4
BBB/Baa	5.6
BB/Ba	0.7
N/R(d)	6.0
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000011317 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Investor A1 Shares
Trading Symbol	MDPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in the tax-backed sector outpaced the Pennsylvania Customized Reference Benchmark (the "benchmark"). The Fund’s out-of-benchmark allocation to Puerto Rico general obligation and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. Positions in high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, were also beneficial.
What detracted from performance?
A strategic underweight in Pennsylvania Turnpike bonds, which have an outsized allocation in the benchmark, hurt results. Holdings in the housing sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	3.22%	0.22%	2.02%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Pennsylvania Customized Reference Benchmark	3.23	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,637,974
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,432,616
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,637,974
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,432,616
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Health	21.6%
Transportation	18.0
County/City/Special District/School District	17.1
Education	16.1
Corporate	7.8
Housing	6.9
Utilities	6.3
State	3.6
Tobacco	2.6
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AA/Aa	42.9%
A	31.1
BBB/Baa	8.7
BB/Ba	3.3
B	0.7
N/R(d)	13.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000038306 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Pennsylvania Municipal Bond Fund
Class Name	Service Shares
Trading Symbol	MSPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Pennsylvania Municipal Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The municipal bond market gained ground during the reporting period, with the benefit of income augmented by a modest gain in prices.
  Declining inflation fueled expectations that the U.S. Federal Reserve was set to begin cutting interest rates in 2024, benefiting the broader fixed-income market.
  Municipal bonds were further helped by positive economic growth, strong issuer fundamentals, and favorable supply-and-demand trends.
What contributed to performance?
Holdings in the tax-backed sector outpaced the Pennsylvania Customized Reference Benchmark (the "benchmark"). The Fund’s out-of-benchmark allocation to Puerto Rico general obligation and sales tax bonds, which attracted investor demand with their liquidity and higher yields, enhanced returns. Positions in high-yield and non-rated securities, which exceeded the return of the investment-grade benchmark, were also beneficial.
What detracted from performance?
A strategic underweight in Pennsylvania Turnpike bonds, which have an outsized allocation in the benchmark, hurt results. Holdings in the housing sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	3.17%	0.07%	1.87%
Bloomberg Municipal Bond Index	2.67	0.93	2.25
Pennsylvania Customized Reference Benchmark	3.23	1.01	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 344,637,974
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,432,616
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$344,637,974
Number of Portfolio Holdings	167
Net Investment Advisory Fees	$1,432,616
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)(b)	Percent of Total Investments
Health	21.6%
Transportation	18.0
County/City/Special District/School District	17.1
Education	16.1
Corporate	7.8
Housing	6.9
Utilities	6.3
State	3.6
Tobacco	2.6
Credit quality allocation
Credit Rating(a)(c)	Percent of Total Investments
AA/Aa	42.9%
A	31.1
BBB/Baa	8.7
BB/Ba	3.3
B	0.7
N/R(d)	13.3
(a)	Excludes short-term securities.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of May 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.